OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Nonrelated Party
Schedule of Equity Method Investments [Line Items]
Deductible VAT	$ 54,808	$ 41,859		$ 5,815
Deposits for long-term operating leases	2,938	3,288		3,486
Prepayments for purchases of property, equipment and software	2,289	920		1,442
Equity investments	4,634	4,466		240
Others	1,123
Total	$ 65,792	$ 50,533		$ 10,983
Hubei Changjiang Chegu Industry Investment Fund Partnership
Schedule of Equity Method Investments [Line Items]
Percentage of investment fund partnership			16.67%